Improvements to Concession Assets - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mexican Aircraft [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investments pending to be paid	$ 1,427,990	$ 540,854	$ 286,409